Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss by Component (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Beginning balance	$ (6,771)	$ (43,600)	$ (34,500)
Other comprehensive income (loss) before reclassifications	(34,900)	34,300	(9,500)
Amounts reclassified into earnings	100	2,500	400
Net current period other comprehensive income (loss)	(34,792)	36,863	(9,155)
Ending balance	(41,563)	(6,771)	(43,600)
Foreign Currency Adjustment [Member]
Beginning balance	(1,500)	(2,800)	(4,700)
Other comprehensive income (loss) before reclassifications	(9,700)	1,300	1,900
Net current period other comprehensive income (loss)	(9,700)	1,300	1,900
Ending balance	(11,200)	(1,500)	(2,800)
Pension and OPEB Liability [Member]
Beginning balance	(5,300)	(40,800)	(29,800)
Other comprehensive income (loss) before reclassifications	(25,200)	33,000	(11,400)
Amounts reclassified into earnings	100	2,500	400
Net current period other comprehensive income (loss)	(25,100)	35,500	(11,000)
Ending balance	$ (30,400)	$ (5,300)	$ (40,800)